Tax assets and liabilities - Deferred tax by segment (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	£ 2,595	£ 2,627
Deferred tax liabilities	(4,022)	(4,715)
Unallocated to a segment (central or other operations)
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	55	58
Deferred tax liabilities	(16)	(15)
Asia | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	119	112
Deferred tax liabilities	(1,257)	(1,152)
US | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	2,295	2,300
Deferred tax liabilities	(1,688)	(1,845)
UK and Europe | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	126	157
Deferred tax liabilities	£ (1,061)	£ (1,703)